The Company, Basis of Presentation and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
The Company, Basis of Presentation and Summary of Significant Accounting Policies

NOTE 1 – THE COMPANY, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Company

Force Protection Video Equipment Corp., (“Company”) was incorporated on March 11, 2011, under the laws of the State of Florida. On February 4, 2021, the Company entered into a Share Exchange Agreement with SRAX, Inc. (“SRAX”). Pursuant to the Share Exchange Agreement, the Company acquired all of the outstanding capital stock of BIG Token, Inc. (“BIGtoken”) a wholly owned subsidiary and an operating segment of SRAX. See Note – 11 Subsequent Events “Reverse Merger” for further information.

BIGtoken is a data technology company offering tools and services to identify and reach consumers for the purpose of marketing and advertising communication. We are located in Westlake Village, California. Our technologies assist our clients in: (i) identifying their core consumers and such consumers’ characteristics across various channels in order to discover new and measurable opportunities to maximize profits associated with advertising campaigns and (ii) gaining insight into the activities of their customers. We derive our revenues from the sale of proprietary consumer data and sales of digital advertising campaigns.

BIGtoken currently operates as an operating segment of SRAX, Inc. (“SRAX”), as discussed in the Basis of Presentation, below. On October 1, 2020, SRAX entered into a share exchange agreement (the “Transaction”) with Force Protection Video Equipment Corp, a Florida corporation (“Force”). Prior to the Transactions, SRAX transferred the component of the BIGtoken operating segment, excluding the accounts receivable balance (as of the transfer date) that did not reside in BIGtoken, Inc. SRAX agreed to transfer 100% of the issued and outstanding common stock of BIGtoken, Inc, for 90% of the issued and outstanding shares of Force and 100% of the issued and outstanding shares of Force’s preferred stock.

Basis of Presentation

The Carve-Out Financial Statements of BIGtoken are presented in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Throughout the periods covered by the Carve-Out Financial Statements, BIGtoken did not operate as a separate stand-alone entity but, rather as a business of SRAX. Consequently, stand-alone financial statements were not historically prepared for BIGtoken. The Carve-Out Financial Statements have been prepared in connection with the Transaction, and are derived from the accounting records of SRAX using the historical results of operations and the historical bases of assets and liabilities of BIGtoken, adjusted as necessary to conform to U.S. GAAP. The Carve-Out Financial Statements present the assets, liabilities, revenues, and expenses directly attributed to BIGtoken as well as certain allocations from SRAX. Intercompany balances and transactions between BIGtoken and SRAX have been presented in Net Parent investment within the Carve-Out Balance Sheets. SRAX’s debt, the related interest expense and derivative liabilities have not been allocated and reflected within the Carve-Out Financial Statements as BIGtoken is not the legal obligor of the debt and SRAX’s borrowings were not directly attributable BIGtoken’s business. The Carve-Out Financial Statements may, therefore, not reflect the results of operations, financial position or cash flows that would have resulted had BIGtoken been operated as a separate entity.

Cash management

Historically, BIGtoken received funding to cover any shortfalls on operating cash requirements through a centralized treasury function of SRAX.

Net Parent investment

As the Carve-Out Financial Statements are derived from the historical records of SRAX, the historical equity accounts are eliminated, and net parent investment is presented in lieu of shareholders’ equity on the Carve-Out Balance Sheets. The primary components of the net parent investment are intercompany balances other than related party payables and the allocation of shared costs. Balances between BIGtoken and SRAX that were not historically cash settled are included in net parent investment. Balances between BIGtoken and SRAX that would historically be cash settled are included in prepaid expenses and other current assets and accrued liabilities on the Carve-Out Balance Sheets. Net parent investment represents SRAX’s interest in the recorded assets of BIGtoken and represents the cumulative investment by SRAX in BIGtoken through the dates presented, inclusive of operating results. Upon the Reverse Merger, the Net Parent Investment has been presented as the par value and additional paid-in capital for the common stock and series A preferred stock equivalent number of shares received by SRAX from the Reverse Merger.

Cost allocation and attribution

The Carve-Out Statements of Operations include all costs directly attributable to BIGtoken, as well as costs for certain functions and services used by BIGtoken that have been allocated from SRAX. Costs were allocated to the Carve-Out Financial Statements for certain operating, selling, governance and corporate functions such as direct labor, overhead, sales and marketing, administration, legal and information technology. The costs for these services and support functions were allocated to BIGtoken using either specific identification or a pro-rata allocation using operating expenses, labor allocations and other drivers. Management believes the methodology for cost allocations is a reasonable reflection of common expenses incurred by SRAX on BIGtoken’s behalf.

Liquidity and Going Concern

BIGtoken has incurred significant losses since its inception and has not demonstrated an ability to generate sufficient revenues from the sales of its goods and services to achieved profitable operations. There can be no assurance that profitable operations will ever be achieved, or if achieved, could be sustained on a continuing basis.

These factors create substantial doubt about BIGtoken’s ability to continue as a going concern within one year after the date that the Carve-Out Financial Statements are issued. The Carve-Out Financial Statements do not include any adjustments that might be necessary if BIGtoken is unable to continue as a going concern. Accordingly, the Carve-Out Financial Statements have been prepared on a basis that assumes BIGtoken will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.

In making this assessment we performed a comprehensive analysis of our current circumstances including: our financial position as of December 31, 2020 our cash flow and cash usage forecasts for the period covering one-year from the issuance date of these Carve-Out Financial Statements and our current capital structure.

We anticipate raising additional capital through alternative private and public sales of our equity or debt securities, or a combination thereof. Although management believes that such capital sources will be available, there can be no assurance that financing will be available to us when needed in order to allow us to continue our operations, or if available, on terms acceptable to us. As our operations have historically been funded through SRAX’s treasury program, BIGtoken has minimal cash and cash equivalents and minimal working capital. If we do not raise sufficient capital in a timely manner, among other things, we may be forced to scale back our operations or cease operations all together.

Upon the close of our Share Exchange, we obtained access to approximately $1,000,000 in cash on hand and have raised an additional $4,700,000 through a private offering of our Series B Preferred Stock.

Currently, we are dependent on SRAX for our continued support to fund our operations, without which we would need to curtail our operations.

Use of Estimates

The Carve-Out Financial Statements have been prepared in conformity with U.S. GAAP and requires management of BIGtoken to make estimates and assumptions in the preparation of these Carve-Out Financial Statements that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the Carve-Out Financial Statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates and assumptions.

The most significant areas that require management judgment and which are susceptible to possible change in the near term include BIGtoken’s revenue recognition, provision for bad debts, BIGtoken point redemption liability, stock-based compensation, income taxes, goodwill and intangible assets.

As of December 31, 2020, the impact of COVID-19 continues to unfold and as a result, certain estimates and assumptions require increased judgment and carry a higher degree of variability and volatility that could result in material changes to our estimates in future periods.

Fair Value of Financial Instruments

The accounting standard for fair value measurements provides a framework for measuring fair value and requires disclosures regarding fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, based on BIGtoken’s principal or, in absence of a principal, most advantageous market for the specific asset or liability.

BIGtoken uses a three-tier fair value hierarchy to classify and disclose all assets and liabilities measured at fair value on a recurring basis, as well as assets and liabilities measured at fair value on a non-recurring basis, in periods subsequent to their initial measurement. The hierarchy requires BIGtoken to use observable inputs when available, and to minimize the use of unobservable inputs, when determining fair value. The three tiers are defined as follows:

Level 1—Observable inputs that reflect quoted market prices (unadjusted) for identical assets or liabilities in active markets;

Level 2—Observable inputs other than quoted prices in active markets that are observable either directly or indirectly in the marketplace for identical or similar assets and liabilities; and

Level 3—Unobservable inputs that are supported by little or no market data, which require BIGtoken to develop its own assumptions.

The determination of fair value and the assessment of a measurement’s placement within the hierarchy requires judgment. Level 3 valuations often involve a higher degree of judgment and complexity. Level 3 valuations may require the use of various cost, market, or income valuation methodologies applied to unobservable management estimates and assumptions. Management’s assumptions could vary depending on the asset or liability valued and the valuation method used. Such assumptions could include: estimates of prices, earnings, costs, actions of market participants, market factors, or the weighting of various valuation methods. BIGtoken may also engage external advisors to assist us in determining fair value, as appropriate.

Although BIGtoken believes that the recorded fair value of our financial instruments is appropriate, these fair values may not be indicative of net realizable value or reflective of future fair values.

BIGtoken’s financial instruments, including cash and cash equivalents, net accounts receivable, accounts payable and accrued expenses, are carried at historical cost. At December 31, 2020 and 2019, the carrying amounts of these instruments approximated their fair values because of the short-term nature of these instruments. BIGtoken measures certain non-financial assets, liabilities, and equity issuances at fair value on a non-recurring basis. These non-recurring valuations include evaluating assets such as long-lived assets and goodwill for impairment; allocating value to assets in an acquired asset group; and applying accounting for business combinations.

Accounts Receivable

Credit is extended to customers based on an evaluation of their financial condition and other factors. Management periodically assesses BIGtoken’s accounts receivable and, if necessary, establishes an allowance for estimated uncollectible amounts. Accounts determined to be uncollectible are charged to operations when that determination is made. BIGtoken usually does not require collateral.

Concentration of Credit Risk, Significant Customers and Supplier Risk

Financial instruments that potentially subject BIGtoken to concentration of credit risk consist of cash and cash equivalents and accounts receivable. Cash and cash equivalents are deposited with financial institutions within the United States. The balances maintained at these financial institutions are generally less than the Federal Deposit Insurance Corporation insurance limits.

As of December 31, 2020, BIGtoken had five customers with accounts receivable balances of approximately 19.2%, 16.5%, 11.9%, 11.9%, and 10.1% of total accounts receivable. At December 31, 2019, BIGtoken had three customers with accounts receivable balances of approximately 25.9%, 16.4% and 15.0%.

For the period ended December 31, 2020, BIGtoken had two customers that account for approximately 17.2% and 10.6% of total revenue. For the year ended December 31, 2019, BIGtoken had two customers that account for approximately 19.3% and 14.1% of total revenue.

PREPAID EXPENSES

Prepaid expenses are assets held by BIGtoken, which are expected to be realized and consumed within twelve months after the reporting period.

MARKETABLE SECURITIES

Shares received will be accounted for in accordance with ASC 320 – Investments – Debt and Equity Securities, as such the shares will be classified as available-for-sale securities and will be measured at each reporting period at fair value with the unrealized gain (loss) as a component of other income (expense). Upon the sale of the shares, BIGtoken will record the gain (loss) in the carve-out statement of operations as a component of other income (expense).

LONG-LIVED ASSETS

Management evaluates the recoverability of BIGtoken’s identifiable intangible assets and other long-lived assets when events or circumstances indicate a potential impairment exists. Events and circumstances considered by BIGtoken in determining whether the carrying value of identifiable intangible assets and other long-lived assets may not be recoverable include, but are not limited to: significant changes in performance relative to expected operating results; significant changes in the use of the assets; significant negative industry or economic trends; a significant decline in BIGtoken’s stock price for a sustained period of time; and changes in BIGtoken’s business strategy. In determining if impairment exists, BIGtoken estimates the undiscounted cash flows to be generated from the use and ultimate disposition of these assets. If impairment is indicated based on a comparison of the assets’ carrying values and the undiscounted cash flows, the impairment loss is measured as the amount by which the carrying amount of the assets exceeds the fair value of the assets. No impairments have been recorded regarding its identifiable intangible assets or other long-lived assets during the years ended December 31, 2020 or 2019, respectively.

Property and equipment

Property and equipment is stated at cost less accumulated depreciation. Depreciation is provided on the straight-line basis over the estimated useful lives of the assets of three to seven years.

Expenditures for repair and maintenance which do not materially extend the useful lives of property and equipment are charged to operations. When property or equipment is sold or otherwise disposed of, the cost and related accumulated depreciation are removed from the respective accounts with the resulting gain or loss reflected in operations. Management periodically reviews the carrying value of its property and equipment for impairment.

Intangible assets

Intangible assets consist of BIGtoken’s intellectual property of internally developed software and are stated at cost less accumulated amortization. Amortization is provided for on the straight-line basis over the estimated useful lives of the assets of five to nine years.

Costs incurred to develop computer software for internal use are capitalized once: (1) the preliminary project stage is completed, (2) management authorizes and commits to funding a specific software project, and (3) it is probable that the project will be completed and the software will be used to perform the function intended. Costs incurred prior to meeting the qualifications are expensed as incurred. Capitalization of costs ceases when the project is substantially complete and ready for its intended use. Post-implementation costs related to the internal use computer software, are expensed as incurred. Internal use software development costs are amortized using the straight-line method over its estimated useful life which ranges up to three years. Software development costs may become impaired in situations where development efforts are abandoned due to the viability of the planned project becoming doubtful or due to technological obsolescence of the planned software product. For the years ended December 31, 2020, and 2019 there has been no impairment associated with internal use software. For the years ended December 31, 2020, and 2019, BIGtoken capitalized software development costs of $572,000 and $748,000, respectively.

During 2016, BIGtoken began capitalizing the costs of developing internal-use computer software, including directly related payroll costs. BIGtoken amortizes costs associated with its internally developed software over periods up to three years, beginning when the software is ready for its intended use.

BIGtoken capitalizes costs incurred during the application development stage of internal-use software and amortize these costs over the estimated useful life. Upgrades and enhancements are capitalized if they result in added functionality which enable the software to perform tasks it was previously incapable of performing. Software maintenance, training, data conversion, and business process reengineering costs are expensed in the period in which they are incurred.

Goodwill

Goodwill is comprised of the purchase price of business combinations in excess of the fair value assigned at acquisition to the net tangible and identifiable intangible assets acquired. Goodwill is not amortized. BIGtoken tests goodwill for impairment for its reporting units on an annual basis, or when events occur or circumstances indicate the fair value of a reporting unit is below its carrying value. If the fair value of a reporting unit is less than its carrying value, an impairment loss is recorded to the extent that implied fair value of the goodwill within the reporting unit is less than its carrying value. BIGtoken performed its most recent annual goodwill impairment test as of December 31, 2020 using market data and discounted cash flow analysis. Based on this analysis, it was determined that the fair value exceeded the carrying value of its reporting units. BIGtoken concluded the fair value of the goodwill exceed the carrying value accordingly there were no indicators of impairment for the years ended December 31, 2020 and 2019.

BIGtoken had historically performed its annual goodwill and impairment assessment on December 31st of each year. This aligns BIGtoken with other advertising sales companies who also generally conduct this annual analysis in the fourth quarter.

When evaluating the potential impairment of goodwill, management first assess a range of qualitative factors, including but not limited to, macroeconomic conditions, industry conditions, the competitive environment, changes in the market for BIGtoken’s products and services, regulatory and political developments, entity specific factors such as strategy and changes in key personnel, and the overall financial performance for each of BIGtoken’s reporting units. If, after completing this assessment, it is determined that it is more likely than not that the fair value of a reporting unit is less than its carrying value, we then proceed to the impairment testing methodology primarily using the income approach (discounted cash flow method).

We compare the carrying value of the goodwill, with its fair value, as determined by a combination of the market approach and income approach, its estimated discounted cash flows. If the carrying value of goodwill exceeds its fair value, the excess amount will be recognized as an impairment charge. We operate as one reporting unit.

When required, we arrive at our estimates of fair value using a discounted cash flow methodology which includes estimates of future cash flows to be generated by specifically identified assets, as well as selecting a discount rate to measure the present value of those anticipated cash flows. Estimating future cash flows requires significant judgment and includes making assumptions about projected growth rates, industry-specific factors, working capital requirements, weighted average cost of capital, and current and anticipated operating conditions. The use of different assumptions or estimates for future cash flows could produce different results.

Revenue Recognition

BIGtoken applies Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers (“ASC Topic 606”). ASC Topic 606 is a comprehensive revenue recognition model that requires revenue to be recognized when control of the promised goods or services are transferred to our customers at an amount that reflects the consideration that we expect to receive. Application of ASC Topic 606 requires BIGtoken to use more judgment and make more estimates than under former guidance. Application of ASC Topic 606 requires a five-step model applicable to all product offerings revenue streams as follows:

Identification of the contract, or contracts, with a customer

A contract with a customer exists when (i) we enter into an enforceable contract with a customer that defines each party’s rights regarding the goods or services to be transferred and identifies the payment terms related to these goods or services, (ii) the contract has commercial substance and, (iii) we determine that collection of substantially all consideration for goods or services that are transferred is probable based on the customer’s intent and ability to pay the promised consideration.

We apply judgment in determining the customer’s ability and intention to pay, which is based on a variety of factors including the customer’s historical payment experience or, in the case of a new customer, published credit or financial information pertaining to the customer.

Identification of the performance obligations in the contract

Performance obligations promised in a contract are identified based on the goods or services that will be transferred to the customer that are both capable of being distinct, whereby the customer can benefit from the goods or service either on its own or together with other resources that are readily available from third parties or from us, and are distinct in the context of the contract, whereby the transfer of the goods or services is separately identifiable from other promises in the contract.

When a contract includes multiple promised goods or services, we apply judgment to determine whether the promised goods or services are capable of being distinct and are distinct within the context of the contract. If these criteria are not met, the promised goods or services are accounted for as a combined performance obligation.

Determination of the transaction price

The transaction price is determined based on the consideration to which we will be entitled to receive in exchange for transferring goods or services to our customer. We estimate any variable consideration included in the transaction price using the expected value method that requires the use of significant estimates for discounts, cancellation periods, refunds and returns. Variable consideration is described in detail below.

Allocation of the transaction price to the performance obligations in the contract

If the contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation based on a relative Stand-Alone Selling Price (“SSP,”) basis. We determine SSP based on the price at which the performance obligation would be sold separately. If the SSP is not observable, we estimate the SSP based on available information, including market conditions and any applicable internally approved pricing guidelines.

Recognition of revenue when, or as, we satisfy a performance obligation

We recognize revenue at the point in time that the related performance obligation is satisfied by transferring the promised goods or services to our customer.

Principal versus Agent Considerations

When another party is involved in providing goods or services to our customer, we apply the principal versus agent guidance in ASC Topic 606 to determine if we are the principal or an agent to the transaction. When we control the specified goods or services before they are transferred to our customer, we report revenue gross, as principal. If we do not control the goods or services before they are transferred to our customer, revenue is reported net of the fees paid to the other party, as agent. Our evaluation to determine if we control the goods or services within ASC Topic 606 includes the following indicators:

We are primarily responsible for fulfilling the promise to provide the specified good or service.

When we are primarily responsible for providing the goods and services, such as when the other party is acting on our behalf, we have indication that we are the principal to the transaction. We consider if we may terminate our relationship with the other party at any time without penalty or without permission from our customer.

We have risk before the specified good or service have been transferred to a customer or after transfer of control to the customer.

We may commit to obtaining the services of another party with or without an existing contract with our customer. In these situations, we have risk of loss as principal for any amount due to the other party regardless of the amount(s) we earn as revenue from our customer.

The entity has discretion in establishing the price for the specified good or service.

We have discretion in establishing the price our customer pays for the specified goods or services.

Contract Liabilities

Contract liabilities consist of customer advance payments and billings in excess of revenue recognized. We may receive payments from our customers in advance of completing our performance obligations. We record contract liabilities equal to the amount of payments received in excess of revenue recognized, including payments that are refundable if the customer cancels the contract according to the contract terms. Contract liabilities have been low historically, and recorded as current liabilities on our Carve-Out Financial Statements when the time to fulfill the performance obligations under terms of our contracts is less than one year. We have no Long-term contract liabilities which would represent the amount of payments received in excess of revenue earned, including those that are refundable, when the time to fulfill the performance obligation is greater than one year.

Practical Expedients and Exemptions

We have elected certain practical expedients and policy elections as permitted under ASC Topic 606 as follows:

●	We adopted the practical expedient related to not adjusting the promised amount of consideration for the effects of a significant financing component if the period between transfer of product and customer payment is expected to be less than one year at the time of contract inception.
●	We made the accounting policy election to not assess promised goods or services as performance obligations if they are immaterial in the context of the contract with the customer.
●	We made the accounting policy election to exclude any sales and similar taxes from the transaction price; and
●	We adopted the practical expedient not to disclose the value of unsatisfied performance obligations for contracts with an original expected length of one year or less.

Cost of Revenue

Cost of revenue consists of payments to media providers that are directly related to a revenue-generating event and project and application design costs. BIGtoken becomes obligated to make payments related to media providers in the period the media is provided to us. Such expenses are classified as cost of revenue in the corresponding period in which the revenue is recognized in the accompanying Carve-Out Statements of Operations.

Stock-Based Compensation

BIGtoken’s employees have historically participated in SRAX’s stock-based compensation plans. Stock-based compensation expense has been allocated to BIGtoken based on the awards and terms previously granted to BIGtoken’s employees as well as an allocation of SRAX’s corporate and shared functional employee expenses.

We account for our stock-based compensation under ASC 718 “Compensation – Stock Compensation” using the fair value-based method. Under this method, compensation cost is measured at the grant date based on the value of the award and is recognized over the service period, which is usually the vesting period. This guidance establishes standards for the accounting for transactions in which an entity exchanges it equity instruments for goods or services. It also addresses transactions in which an entity incurs liabilities in exchange for goods or services that are based on the fair value of the entity’s equity instruments or that may be settled by the issuance of those equity instruments.

We use the fair value method for equity instruments granted to non-employees and use the Black-Scholes model for measuring the fair value of options. The stock based fair value compensation is determined as of the date of the grant or the date at which the performance of the services is completed (measurement date) and is recognized over the vesting periods.

Income taxes

BIGtoken’s operations have historically been included in SRAX’s combined U.S. income tax returns. Income tax expense included in the Carve-Out Financial Statements has been calculated following the separate return method, as if BIGtoken was a stand-alone enterprise and a separate taxpayer for the periods presented. The calculation of income taxes on a separate return basis requires considerable judgment and the use of both estimates and allocations that affect the calculation of certain tax liabilities and the determination of the recoverability of certain deferred tax assets, which arise from temporary differences between the tax and the Carve-Out Financial Statement recognition of revenues and expenses. As a result, BIGtoken’s deferred income tax rate and deferred tax balances may differ from those in SRAX’s historical results.

The provision for income taxes is determined using the asset and liability approach. Deferred taxes represent the future tax consequences expected when the reported amounts of assets and liabilities are recovered or paid. Deferred taxes result from differences between the Carve-Out Financial Statement and tax bases of BIGtoken’s assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. In evaluating BIGtoken’s ability to recover our deferred tax assets within the jurisdiction from which they arise, we consider all available positive and negative evidence, including scheduled reversals of deferred tax liabilities, projected future taxable income, tax planning strategies, and results of operations. Any tax carryforwards reflected in the Carve-Out Financial Statements have also been determined using the separate return method. Tax carryforwards include net operating losses.

The complexity of tax regulations requires assessments of uncertainties in estimating taxes BIGtoken will ultimately pay. BIGtoken recognizes liabilities for anticipated tax audit uncertainties based on its estimate of whether, and the extent to which additional taxes would be due on a separate return basis. Tax liabilities are presented net of any related tax loss carryforwards.

Earnings Per Share

We use ASC 260, “Earnings Per Share” for calculating the basic and diluted earnings (loss) per share. We compute basic earnings (loss) per share by dividing net income (loss) by the weighted average number of common shares outstanding. Diluted earnings (loss) per share is computed based on the weighted average number of shares of common stock plus the effect of dilutive potential common shares outstanding during the period using the treasury stock method. Dilutive potential common shares include outstanding stock options and warrants and stock awards. For periods with a net loss, basic and diluted loss per share are the same, in that any potential common stock equivalents would have the effect of being anti-dilutive in the computation of net loss per share.

Recent Accounting Updates Not Yet Effective

BIGtoken considers the applicability and impact of all Accounting Standards Updates (“ASU”) issued by the Financial Accounting Standards Board. ASU’s not listed below were assessed and determined to be either not applicable or expected to have minimal impact on BIGtoken’s consolidated financial results.

Recently Adopted Accounting Pronouncements

In February 2016, the FASB issued ASU 2016-02 (with amendments issued in 2018), which changes the accounting for leases and requires expanded disclosures about leasing activities. This new guidance also requires lessees to recognize a ROU asset and a lease liability at the commencement date for all leases with terms greater than twelve months. Accounting by lessors is largely unchanged. ASU 2016-02 is effective for fiscal periods beginning after December 15, 2018. We adopted ASU 2016-02 on January 1, 2019, as BIGtoken is not an obligator on any lease agreements this standard did not have a material impact on our Carve-Out Financials Statements.

In September 2016, the FASB issued ASU 2016-13, “Measurement of Credit Losses on Financial Instruments.” This guidance updates existing guidance for measuring and recording credit losses on financial assets measured at amortized cost by replacing the “incurred loss” model with an “expected loss” model. Accordingly, these financial assets will be presented at the net amount expected to be collected. ASU 2016-13 is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted. The adoption of ASU 2016-13 did not have a material impact on our Carve-Out Financials Statements.

In September 2018, the FASB issued ASU 2018-07, “Improvements to Non-employee Share-Based Payment Accounting.” This guidance expands the scope of Topic 718 “Compensation - Stock Compensation” to include share-based payment transactions for acquiring goods and services from non-employees, but excludes awards granted in conjunction with selling goods or services to a customer as part of a contract accounted for under ASC 606, “Revenue from Contracts with Customers.” The adoption of ASU 2018-07 did not have a material impact on our Carve-Out Financials Statements.

In August 2018, the FASB issued ASU 2018-15, “Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract,” which amends ASC 350-40, “Intangibles - Goodwill and Other - Internal-Use Software.” The ASU aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software and requires the capitalized implementation costs to be expensed over the term of the hosting arrangement. The accounting for the service element of a hosting arrangement that is a service contract is not affected. ASU 2018-15 is effective for fiscal periods beginning after December 15, 2019, and interim periods within those fiscal years. The adoption of ASU 2018-15, effective January 1, 2019, did not have a material impact on our Carve-Out Financials Statements.

In January 2017, the FASB issued ASU 2017-04, “Simplifying the Test for Goodwill Impairment.” This guidance simplifies how an entity is required to test goodwill for impairment by eliminating Step 2 from the goodwill impairment test. Instead, if the carrying amount of a reporting unit exceeds its fair value, an impairment loss will be recognized in an amount equal to that excess, limited to the total amount of goodwill allocated to the reporting unit. ASU 2017-04 is effective for fiscal periods beginning after December 31, 2019. Early adoption is permitted. We adopted ASU 2017-04 and it did not have a material impact on our Carve-Out Financials Statements.

Recent Accounting Updates Not Yet Effective

In December 2019, the FASB issued ASU 2019-12, “Simplifying the Accounting for Income Taxes.” This guidance, among other provisions, eliminates certain exceptions to existing guidance related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. This guidance also requires an entity to reflect the effect of an enacted change in tax laws or rates in its effective income tax rate in the first interim period that includes the enactment date of the new legislation, aligning the timing of recognition of the effects from enacted tax law changes on the effective income tax rate with the effects on deferred income tax assets and liabilities. Under existing guidance, an entity recognizes the effects of the enacted tax law change on the effective income tax rate in the period that includes the effective date of the tax law. ASU 2019-12 is effective for interim and annual periods beginning after December 15, 2020, with early adoption permitted. We are currently evaluating the impact of this guidance.

In August 2020, the FASB issued ASU 2020-06, “Debt – Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity”, to reduce complexity in applying GAAP to certain financial instruments with characteristics of liabilities and equity. ASU 2020-06 is effective for interim and annual periods beginning after December 15, 2023, with early adoption permitted. We are currently evaluating the impact of this guidance.